Description of Organization and Business Operations (Details) - USD ($)					2 Months Ended	9 Months Ended		12 Months Ended
	Feb. 21, 2023	Dec. 31, 2022	Feb. 25, 2021	Dec. 31, 2020	Oct. 25, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 21, 2023	Sep. 21, 2023	Aug. 22, 2023	Aug. 18, 2023	Jul. 21, 2023	Jun. 22, 2023	May 26, 2023	May 23, 2023	Feb. 23, 2023	Feb. 17, 2023
Description of Organization and Business Operations [Line Items]
Shares per unit (in Dollars per share)	$ 10.2
Gross proceeds									$ 575,000,000
Deferred underwriting commissions		$ 20,125,000				$ 20,125,000		20,125,000	20,125,000
Gross proceeds									17,000,000
Maturity term			185 days					185 days
Redeem share rate		100.00%				100.00%		100.00%
Business combination term						30 months		27 months
Taxes payable						$ 100,000
Amendment Proposal	$ 5,000,001
Additional pursuant							$ 420,000	$ 1,074,000	400,000
Extension amendment proposal (in Shares)	32,164,837
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Aggregate redemption amount	$ 328,092,030
Redemption outstanding rate		100.00%				100.00%		100.00%
Dissolution expenses						$ 100,000		$ 100,000
Distribution in the trust account (in Dollars per share)						$ 10		$ 10
Operating bank account						$ 3,338
Working capital deficit		$ 686,000				$ 1,000,000		$ 686,000
Carrying amounts term						Nov. 25, 2023		May 25, 2023
Operating bank account		$ 119,000
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Per annum percentage																			2.50%
Net assets		80.00%				80.00%		80.00%
Redeeming aggrecate rate		15.00%				15.00%		15.00%
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Shares per unit (in Dollars per share)		$ 10				$ 10		$ 10
Per annum percentage																			3.00%
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Company consummated warrants (in Shares)			11,333,333					11,333,333
Warrants price per share (in Dollars per share)		1.5	$ 1.5					$ 1.5
Gross proceeds			$ 17,000,000					$ 17,000,000
Net proceeds per unit (in Dollars per share)		10	$ 10					$ 10
IPO [Member]
Description of Organization and Business Operations [Line Items]
Company consummated shares (in Shares)			57,500,000
Shares per unit (in Dollars per share)			$ 10
Gross proceeds			$ 575,000,000
Offering costs			32,500,000
Deferred underwriting commissions			20,100,000
Net proceeds			$ 575,000,000					$ 575,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Company consummated shares (in Shares)			7,500,000
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Shares per unit (in Dollars per share)		$ 10				$ 10		$ 10
Working Capital Loan [Member]
Description of Organization and Business Operations [Line Items]
Outstanding capital loan		$ 1,474,000				$ 1,474,000		$ 1,474,000	$ 400,000
Related Party [Member]
Description of Organization and Business Operations [Line Items]
Outstanding						12,500
Related Party [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Principal amount										$ 800,000	$ 800,000	$ 800,000		$ 800,000	$ 800,000		$ 800,000
Related Party [Member] | May 2023 Note [Member]
Description of Organization and Business Operations [Line Items]
Principal amount																$ 700,000
Outstanding amount		0				700,000		0
Related Party [Member] | August 2023 Note [Member]
Description of Organization and Business Operations [Line Items]
Principal amount													$ 800,000
Outstanding amount		0				800,000		0
Related Party [Member] | Commercial Paper [Member]
Description of Organization and Business Operations [Line Items]
Additional pursuant					$ 4,000,000
Outstanding						7,247,000
Related Party [Member] | Working Capital Loan [Member]
Description of Organization and Business Operations [Line Items]
Outstanding		1,474,000				$ 1,474,000		$ 1,474,000
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Lesser per share (in Dollars per share)						$ 10		$ 10
Loan						$ 196,000		$ 196,000
Sponsor [Member] | Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Company consummated shares (in Shares)				30,000
Liquidity contribution						25,000		25,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Principal amount	$ 10,447,000																	$ 3,247,000
Outstanding amount		$ 0				$ 7,247,000		$ 0
Business Combination [Member] | Minimum [Member]
Description of Organization and Business Operations [Line Items]
Outstanding voting rate		50.00%				50.00%		50.00%